Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Additional Quantitative Information about Assets Measured at Fair Value on Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Level 3 inputs were used in determining fair value.

(dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2013	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired Loans	$372	Appraisal of collateral (1)	Appraisal adjustments (2)	0%
			Liquidation expenses (2)	15.8% to 23.1% (20.5%)

Mortgage Servicing Rights	$1	Discounted Cash Flow	Prepayment rate (3)	7.8% to 17.2% (10.5%)

			Discount rate	9.5%

(1)	The fair value is determined through independent appraisals by certified appraisers or internal evaluators of the underlying collateral.
(2)	Appraisals and evaluations may be adjusted by management for qualitative factors and estimated liquidation expenses. The range and weighted average of liquidation expenses are expressed as a percent of discounted collateral value and other appraisal adjustments are presented as a percentage of the appraised amounts.
(3)	Conditional prepayment rates reflect future long-run prepayment estimates by bond dealers for the nation as a whole as well as the Company’s actual prepayment history. Prepayment rates are highly sensitive to market interest rates.

Estimates of Fair Values of Financial Instruments

The estimates of fair values of financial instruments are summarized as follows at December 31, 2013 and December 31, 2012:

	December 31, 2013
(Amounts Expressed in Thousands)		Estimated Fair Value
	Carrying Amount	Level I	Level II	Level III	Total
Financial assets:
Cash and cash equivalents	$31,875	$31,875	$-	$-	$31,875
Investment securities	199,955	195	199,760	-	199,955
Loans	91,537	-	-	91,413	91,413
Accrued interest receivable	1,168	1,168	-	-	1,168
Financial liabilities:
Deposits	285,877	195,135	67,308	-	262,443
Federal funds purchased and repurchase agreements	20,215	20,215	-	-	20,215
Federal Home Loan Bank borrowings	3,516	-	3,917	-	3,917
Accrued interest payable	134	134	-	-	134

	December 31, 2012
(Amounts Expressed in Thousands)		Estimated Fair Value
	Carrying Amount	Level I	Level II	Level III	Total
Financial assets:
Cash and cash equivalents	$15,877	$15,877	$-	$-	$15,877
Investment securities	178,208	205	178,003	-	178,208
Loans held for sale	110	-	110	-	110
Loans	97,206	-	-	98,303	98,303
Accrued interest receivable	1,128	1,128	-	-	1,128
Financial liabilities:
Deposits	246,462	163,526	71,510	-	235,036
Federal funds purchased and repurchase agreements	18,767	18,767	-	-	18,767
Federal Home Loan Bank borrowings	3,606	-	4,199	-	4,199
Accrued interest payable	163	163	-	-	163